TRAINER WORTHAM FUNDS
                           1230 Avenue of the Americas
                               New York, NY 10020


October 2, 2003


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:    Office of Filings, Information and Consumer Services

Re:      Trainer Wortham Funds (the "Trust")
         1933 Act Registration No. 2-15037
         1940 Act Registration No. 811-879

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 71 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 1, 2003.

If you have any questions or comments, please contact the undersigned at (610) 382-8733.


Very truly yours,

/S/ CHRISTINE M. PIERANGELI

Christine M. Pierangeli
Regulatory Administration Dept.
PFPC Inc.